Income Taxes (Details) - Schedule of net deferred tax assets	Dec. 31, 2020 USD ($)
Deferred tax assets:
Start-up/Organization costs	$ 13,150
Net operating loss carryforwards	38,045
Total deferred tax assets	51,194
Valuation allowance	(51,194)
Deferred tax asset, net of allowance